FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

July 6, 2026

Filed Via EDGAR (CIK #0000703112)
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE: Franklin New York Tax Free Income Fund ("Registrant")

File Nos. 002-77880 and 811-03479

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 25, 2026.

Sincerely yours,

FRANKLIN NEW YORK TAX FREE INCOME FUND

/s/ NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT:sg